ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	May 31, 2022	Nov. 30, 2021
Accounts Payable And Accrued Liabilities
Accounts payable	$ 3,466,544	$ 1,625,418
Accrued liabilities	328,153	242,601
Loans to employees	97,055
Wages payable	58,158	102,079
Payroll taxes payable	48,783	31,634
Accounts payable and accrued liabilities	$ 3,998,693	$ 2,001,732